Borrowings - Analysis of Borrowings by Currency (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Borrowings [Line Items]
Short-term bank loans, overdrafts and commercial paper	£ 307	£ 779
Term debt	6,541	5,293
Lease liabilities	275	342
Total	7,123	6,414
US dollars [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Short-term bank loans, overdrafts and commercial paper	228	309
Term debt	2,751	2,915
Lease liabilities	120	168
Total	3,099	3,392
Pounds Sterling [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Short-term bank loans, overdrafts and commercial paper	9
Lease liabilities	60	71
Total	69	71
Euro [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Short-term bank loans, overdrafts and commercial paper	20	423
Term debt	3,790	2,378
Lease liabilities	61	70
Total	3,871	2,871
Other Currencies [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Short-term bank loans, overdrafts and commercial paper	50	47
Lease liabilities	34	33
Total	£ 84	£ 80